Trade accounts receivables - Roll-forward of the expected credit losses (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Opening Balance	R$ 95,053	R$ 105,989
Write-offs	38,584	42,355
Closing Balance	71,183	95,053
Trade accounts receivable
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Opening Balance	31,962	21,109
(Provisions)/Reversals, net	3	(35,202)
Write-offs	2,704	24,230
Exchange rate variations	(1,092)	119
Closing Balance	R$ 30,347	R$ 31,962